Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Income taxes payable			$ 848	$ 252
Income tax rate			35.00%	35.00%	35.00%
Net operating loss subject to IRC 382			13,049
Amounts of credits available to offset income tax			4,443
Net change in total valuation allowance			(1,087)	(332)	410
Net operating loss	31,144	19,055	223,437	214,526	183,601
Potential deferred tax liability			7,583
Undistributed earnings of subsidiaries			21,665
Unrecognized tax benefits			35	75	135
Interest and penalty expense			1	3
Interest and penalties related to uncertain tax positions			4	14
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations			35
LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Income taxes payable			630	0
Income tax rate			35.00%	35.00%	35.00%
Net operating loss subject to IRC 382			13,049
Amounts of credits available to offset income tax			19,214
Net change in total valuation allowance			(1,085)	(356)	407
Net operating loss	31,246	19,148	223,772	214,862	183,959
Potential deferred tax liability			7,583
Undistributed earnings of subsidiaries			21,665
Unrecognized tax benefits			35	75	135
Interest and penalty expense			1	3
Interest and penalties related to uncertain tax positions			4	14
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations			35
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forward			65,641
Domestic Country [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forward			65,976
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax			247
State net operating loss carry forward			430,191
Valuation allowance for State and Local deferred tax assets			2,323	3,410
State and Local Jurisdiction [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax			247
State net operating loss carry forward			392,470
Valuation allowance for State and Local deferred tax assets			1,751	2,836
U S [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forwards			305,172
U S [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forwards			169,411
Puerto Rico [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax			154
Puerto Rico net operating loss carry forward			28,523
Net operating loss			3,285
Puerto Rico [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax			154
Puerto Rico net operating loss carry forward			28,523
Net operating loss			$ 3,285